RESTRICTIONS ON CASH AND DUE FROM BANKS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
RESTRICTIONS ON CASH AND DUE FROM BANKS [Abstract]
Average reserve balances maintained	$ 3.2	$ 15.3
Reserve balances related to investment security transactions and merchant payment processing operations	$ 2.5	$ 2.8